United States
               Securities and Exchange Commission
                      Washington DC  20549

                            Form 13F

                      Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 6/30/00

Check here if Amendment [   ]; Amendment Number: ____
    This Amendment (Check only one.):   [   ] is a restatement.
                         [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  The Hickory Group, Ltd.
Address:  1801 East 9th Street Suite 1500
       Cleveland, Ohio 44114-3198

Form 13F File Number: 28-3921

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Paul R. Abbey
Title: President and Chief Executive Officer
Phone: 216/781.5600

Signature, Place, and Date of Signing:

___________________________   Cleveland, Ohio         August 2, 2000
                (Signature)                 (City, State)                (Date)

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                     FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total:      83

Form 13F Information Table Value Total: $237,735
                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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

                               FORM 13F INFORMATION TABLE



      Column1
   Column2
Column3
Column4
            Column5

 Column6
 Column7
               Column8


Name of Issuer
Title of Class
Cusip
Value
(x$1000)
Shrs or
Prn Amt
Sh/
PRN
Put/
Call
Investment
Discretion
Other
Managers
Voting Authority











Sole
Shared
None

Abbott Laboratories Equities       002824100            5599       125644  sh   -    sole none
Agilent Technologies Equities      00846u101            1755        23796  sh   -    sole none
Air Products & Chem Equities       009158106            3018        97953  sh   -    sole none
Albertson's Inc     Equities       013104104            4276       128592  sh   -    sole none
Allied Capital Equities            01903q108             590        34680  sh   -    sole none
Altera Corp    Equities            021441100            8889        87204  sh   -    sole none
American Express    Equities       025816109            3245        62250  sh   -    sole none
American Home Prods Equities       026609107             611        10408  sh   -    sole none
American Intl Group Equities       026874107            3266        27794  sh   -    sole none
Atlantic Coast Airlines            Equities  048396105                333       10490     sh   -    sole none
Automatic Data Proc Equities       053015103            3314        61866  sh   -    sole none
BP Amoco PLC   Equities            055622104            1213        21438  sh   -    sole none
Bank One       Equities            06423a103            2018        75964  sh   -    sole none
BellSouth Corp.     Equities       079860102             506        11874  sh   -    sole none
Boeing         Equities            097023105            2533        60579  sh   -    sole none
Bristol-Myers Squibb Equities      110122108             954        16382  sh   -    sole none
Carnival Corp  Equities            143658102            2210       113355  sh   -    sole none
Cedar Fair L.P.     Equities       150185106             273        14200  sh   -    sole none
Ciber          Equities            17163B102            2879       217250  sh   -    sole none
Cisco Systems Inc.  Equities       17275r102            1944        30586  sh   -    sole none
Compaq Computer Cor Equities       204493100            3132       122526  sh   -    sole none
Costco Companies Inc.              Equities  22160q102                937       28400     sh   -    sole none

Disney Company, Walt Equities      254687106            1173        30213  sh   -    sole none
EMC Corp Mass  Equities            268648102             908        11800  sh   -    sole none
El Paso Energy Equities            283905107            3428        67304  sh   -    sole none
Elan Corp PLC  Equities            284131208            9102       187922  sh   -    sole none
Endesa         Equities            29258n107            2337       119850  sh   -    sole none
Ericsson L.M. Tele  Equities       294821400            9929       496450  sh   -    sole none
ExxonMobil     Equities            30231g102            2386        30394  sh   -    sole none
Fedl Home Ln Mtg Corp Equities     313400301             409        10100  sh   -    sole none
Fedl National Mortgage             Equities  313586109               6394      122528     sh   -    sole
none
Fedex Corporation   Equities       31428X106            5580       146836  sh   -    sole none
First Ind Realty Tr Equities       32054k103             401        13600  sh   -    sole none
First Merit    Equities            337915102            3426       160296  sh   -    sole none
First Union Company Equities       337358105            1573        63385  sh   -    sole none
Flow International Corp            Equities  343468104                200       20000     sh   -    sole none
GTE Corp.      Equities            362320103             623        10016  sh   -    sole none
General Electric    Equities       369604103           11272       212670  sh   -    sole none
General Motors Corp Equities       370442105             829        14276  sh   -    sole none
Hewlett-Packard Co  Equities       428236103            7804        62491  sh   -    sole none
Home Depot     Equities            437076102             991        19835  sh   -    sole none
Illinois Tool Wks Inc              Equities  452308109               3008       52777     sh   -    sole none
Integrated Device Tech             Equities  458118106               2953       49325     sh   -    sole none

Intel Corporation   Equities       458140100           13488       100893  sh   -    sole none
Intl Business Machines             Equities  459200101               2362       21559     sh   -    sole none

Interpublic Group   Equities       460690100            2610        60700  sh   -    sole none
Jefferson Pilot     Equities       475070108            3448        61100  sh   -    sole none
Johnson & Johnson   Equities       478160104            6293        61775  sh   -    sole none
KeyCorp        Equities            493267108            2714       153984  sh   -    sole none
Koninklijke Philips Ele            Equities  500472204              10107      212773     sh   -    sole
none
Lear           Equities            521865105            1996        99808  sh   -    sole none
Leggett & Platt Inc. Equities      524660107            3403       206250  sh   -    sole none
Leucadia National Corp             Equities  527288104               1449       63520     sh   -    sole
none
Lucent Technologies Equities       549463107            1196        20183  sh   -    sole none
Medtronic Inc  Equities            585055106             888        17825  sh   -    sole none
Merck & Company Inc. Equities      589331107            3035        39604  sh   -    sole none
National City Corp  Equities       635405103            2758       161650  sh   -    sole none
Norfolk Southern    Equities       655844108            1594       107178  sh   -    sole none
Northern Trust Corp Equities       665859104             742        11400  sh   -    sole none
Nuveen NJ Investment Equities      670971100             272        19348  sh   -    sole none
PepsiCo Inc    Equities            713448108            4077        91753  sh   -    sole none
Pfizer Inc     Equities            717081103            9167       190978  sh   -    sole none
Phelps Dodge Corp   Equities       717265102            1148        30872  sh   -    sole none
Philip Morris COS   Equities       718154107             325        12235  sh   -    sole none
Procter & Gamble    Equities       742718109            2979        52037  sh   -    sole none
Progressive Corp, Ohio             Equities  743315103               1141       15419     sh   -    sole none

RPM Inc.       Equities            749685103             249        24572  sh   -    sole none
Royal Dutch Petroleum              Equities  780257804               3841       62398     sh   -    sole
none
SBC Communication   Equities       78387g103            1194        27603  sh   -    sole none
Schlumberger Ltd    Equities       806857108            3668        49152  sh   -    sole none
Seitel Inc.    Equities            816074306             340        41902  sh   -    sole none
Solectron      Equities            834182107             622        14850  sh   -    sole none
Sungard Data Sys Inc Equities      867363103             463        14940  sh   -    sole none
Synovus Financial   Equities       87161c105             491        27839  sh   -    sole none
Texas Instruments   Equities       882508104            1765        25700  sh   -    sole none
Textron Inc    Equities            883203101            3900        71800  sh   -    sole none
Trizechahn     Equities            896938107             215        12000  sh   -    sole none
EF HUTTON TEL TR    Equities       447900101             291        52400  sh   -    sole none
Vodafone Airtouch   Equities       92857t107             788        19015  sh   -    sole none
Wal-Mart Stores Inc. Equities      931142103            1323        22960  sh   -    sole none
Waste Management Inc Equities      94106l109            3735       196575  sh   -    sole none
Wells Fargo & Co    Equities       949746101            5300       136765  sh   -    sole none
Worldcom Inc   Equities            55268b106            4137        90174  sh   -    sole none
